Note 6 - Income Taxes (Details) - Income Tax Reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Reconciliation [Abstract]
Income (loss) before income taxes	$ 535	$ (255)
Federal statutory tax rate	35.00%	35.00%
	187	(89)
State income taxes, net of federal income tax benefits	64	48
Change in valuation allowance	(54)	188
Increase in available federal tax credit	(47)	(35)
Other nondeductible expenses	52	46
Increase in net operating loss carryforward: state	(77)	(86)
federal		1
Other, net	(28)	(2)
	$ 97	$ 71